Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	As of March 31, 2023	As of December 31, 2022
Lab services & supplies	$7,131	$160,482
Professional fees	42,382	167,386
Total accrued liabilities	$49,513	$327,868

	As of December 31,
	2022	2021
Lab services & supplies	$160,482	$6,080
Professional fees	167,386	73,090
Interest	—	112,932
Other	—	3,918
Total accrued liabilities	$327,868	$196,020